Document and Entity Information	Nov. 01, 2022
Cover [Abstract]
Entity Registrant Name	GREENBRIER COMPANIES INC
Amendment Flag	false
Entity Central Index Key	0000923120
Document Type	8-K
Document Period End Date	Nov. 01, 2022
Entity Incorporation State Country Code	OR
Entity File Number	001-13146
Entity Tax Identification Number	93-0816972
Entity Address, Address Line One	One Centerpointe Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Lake Oswego
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97035
City Area Code	(503)
Local Phone Number	684-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock without par value
Trading Symbol	GBX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false